Warrant Liability	12 Months Ended
Sep. 30, 2021
Warrant Liability
Warrant Liability

17.    Warrant Liability

Warrants are classified as financial liabilities at fair value through profit and loss. The warrants are valued at the acquisition date September 3, 2021, for the purpose of determining the deemed acquisition cost. At this date, Arqit Limited (accounting acquiree) acquired all the assets and liabilities of the Company at their fair value. A further valuation of the warrants is performed at September 30, 2021, for the year end.

The key terms of the warrants are:

Warrant exercise

Warrants are exercisable:

−	In the period from 8 February 2022 (“First Exercise Date”), being the later of one year from the closing of Centricus’ the Initial Public Offering or 30 days after the Business Combination;
−	to 3 September 2026 (“Expiry Date”), being the date five years after the Business Combination (“the Exercise Period”); and

17.    Warrant Liability (continued)

−	in exchange for one ordinary AQI Share (NASDAQ: ARQQ) (“Share”) for a price of $11.50 (“Exercise Price”).

Public warrant redemption

The following terms apply to Public Warrants only:

−	AQI may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and
−	AQI may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.01 per Warrant if the Shares trade above $18.00 for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

Private warrant redemption

The following terms apply to Private Warrants only:

−	AQI may redeem the Private Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
−	AQI may not redeem the Private Warrants in whole and not in part if the Shares trade above $18.00; and
−	Private Warrant holders may not transfer their warrants to any party not defined as a permitted transferee.

Exercise after redemption notice

The Company is required to provide investors with 30 days’ notice of intention to redeem the Warrants (the “Redemption Notice Period”).

During the Redemption Notice Period, warrant holders may elect to exercise their Warrants on a cash basis (i.e. by paying the Exercise Price of $11.50 for a Share).

If redemption is triggered by the Shares trading between $10.00 and $18.00 per share, warrant holders may elect for a “Make Whole Exercise” in exchange for a pre-determined number of Shares on a cashless basis. The number of Make Whole shares is determined on the basis of:

(1)	the 10-day volume-weighted average price of the Shares in the 10 trading days following the notice of redemption, and
(2)	the number of months elapsed since the business combination.

17.    Warrant Liability (continued)

IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. Public warrant liabilities at fair value through profit and loss are level 2 instruments. Level 2 of the hierarchy includes instruments that are not traded in an active market and is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. Private warrant liabilities are classified as level 3 instruments. The fair value is determined using the fair value of the public warrants, adjusted for a lack of marketability discount because these warrants may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market (refer to note 24). The key inputs into the Binomial Option Pricing Model were as follows: dividend yield (nil )%, volatility (40)% and risk-free rate (0.98)%. Volatility was calculated using a set of comparable companies.

	Number of	Number of	Fair value of
	Private	Public	warrant
	warrants	warrants	liability
			$

At date of acquisition (3 September 2021)	6,266,667	8,624,973	29,948,361
Change in fair value	6,266,667	8,624,973	98,090,071
Balance at 30 September 2021	6,266,667	8,624,973	128,038,432